Legal Proceedings	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments
Legal Proceedings

Please refer to our Transition Report on Form 10-KT filed April 2, 2018 for information regarding our pending legal proceedings. The following represents an update to the items disclosed in that filing:

Rocky Mountain High Brands, Inc. v Lyonpride Music, LLC, United States District Court Northern District of Texas, 3:18-cv-00045-C

The Company filed suit against Lyonpride Music, LLC (“Lyonpride”) for fraud and for declaratory relief with respect to a contract between the parties. The Company is seeking monetary damages against Lyonpride. The case has been referred to binding arbitration.

Los Angeles Superior Court, BC669367, filed July 24, 2017. Statewide Beverage Company, Inc. v. Rocky Mountain High Brands, Inc.

Statewide Beverage Company, Inc. filed a breach of contract claim, and the Company has filed counterclaims for breach of contract, common law fraud and declaratory relief. The case is currently in the discovery phase.

Dallas County Texas, Case Number DC-17-15441 filed November 8, 2017. Rocky Mountain High Brands, Inc. f/k/a Republic of Texas Brands, Inc. Plaintiff, vs. Jerry Grisaffi, Joe Radcliffe, LSW Holdings, LLC, Lily Li, Epic Group One, LLC, Kenneth Radcliffe, Dennis Radcliffe, Phil Uhrik, Michael Radcliffe, Frank Izzo, Morgan Albright, John Garrison, BB Winks, LLC, Crackerjack Classic, LLC, and Universal Consulting, LLC.

The Company is seeking the return of Series A Preferred Stock and common stock issued to certain defendants or later obtained by certain other defendants for little or no consideration paid to the Company. The Company alleges among other things that RMHB’s former Chairman of the Board breached his fiduciary duty to the Company by issuing these shares to himself and others. RMHB is also seeking to void the Indemnification and Release Agreement between the parties that was executed in June 2017. The Company is awaiting response from discovery requests at the current time. A trial date has been set for December 2018.

Arbitration Claim of Roy J. Meadows Against Rocky Mountain High Brands, Inc. dated February 24, 2016

On October 6, 2017 the Company executed a Release and Settlement Agreement with Roy Meadows (“Meadows Settlement”) regarding the litigation between the parties. As part of the Meadows Settlement, the Company agreed to issue 45 million shares of the Company’s common stock, including 20 million shares issued immediately and 25 million shares to be issued upon the effectiveness of the Company’s increased common share authorization, which occurred on October 31, 2017. Mr. Meadows is subject to a “leak-out” formula whereby he is limited in the number of shares he can re-sell if the stock price is below $.06 per share. In connection with this settlement, the Company agreed to an exchange of the Preferred C Stock back to the originating note payable in accordance with the terms of the Exchange Agreement. Mr. Meadows assigned the note to GHS Investments, LLC, (“GHS”) an outside investment group, in exchange for $1,000,000 in consideration paid to him by GHS. Mr. Meadows released the Company from all claims and returned 55,096,825 stock warrants.

Claims Against Donna Rayburn

On October 6, 2017 the Company executed a Release and Settlement Agreement with Donna Rayburn regarding the litigation between the Company and Ms. Rayburn. Ms. Rayburn released the Company from all claims and returned 10 million stock warrants.

Rocky Mountain High Brands, Inc. v Lyonpride Music, LLC, United States District Court Northern District of Texas, 3:18-cv-00045-C

The Company filed suit against Lyonpride Music, LLC (“Lyonpride”) for fraud and for declaratory relief with respect to a contract between the parties. The Company is seeking monetary damages against Lyonpride. The case is currently in the discovery phase.

Los Angeles Superior Court, BC669367, filed July 24, 2017. Statewide Beverage Company, Inc. v. Rocky Mountain High Brands, Inc.

Statewide Beverage Company, Inc. filed a breach of contract claim, and the Company has filed counterclaims for breach of contract, common law fraud and declaratory relief. The case is currently in the discovery phase.

Dallas County Texas, Case Number DC-17-15441 filed November 8, 2017. Rocky Mountain High Brands, Inc. f/k/a Republic of Texas Brands, Inc. Plaintiff, vs. Jerry Grisaffi, Joe Radcliffe, LSW Holdings, LLC, Lily Li, Epic Group One, LLC, Kenneth Radcliffe, Dennis Radcliffe, Phil Uhrik, Michael Radcliffe, Frank Izzo, Morgan Albright, John Garrison, BB Winks, LLC, Crackerjack Classic, LLC, and Universal Consulting, LLC.

The Company is seeking the return of Series A Preferred Stock and common stock issued to certain defendants or later obtained by certain other defendants for little or no consideration paid to the Company. The Company alleges that RMHB’s former Chairman of the Board breached his fiduciary duty to the Company by issuing these shares to himself and others. RMHB is also seeking to void the Indemnification and Release Agreement between the parties that was executed in June 2017. The Company is awaiting response from discovery requests at the current time. A trial date has been set for December 2018.